Disclosure of detailed information about mining interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Beginning of period	$ 577,920
End of period	125,050	$ 577,920
Cost [Member]
Statement [Line Items]
Beginning of period	1,322,489	1,254,154
Additions	35,524	73,362
Reclassifications		(6)
Assets derecognized	(8,180)	(5,021)
Disposition of Black Fox Complex and Cerro del Gallo project	(544,373)
End of period	805,460	1,322,489
Accumulated depreciation and depletion [Member]
Statement [Line Items]
Beginning of period	744,569	464,036
Depreciation and depletion	28,418	57,235
Reclassifications		(6)
Impairment charge	398,821	228,000
Assets derecognized	(7,233)	(4,696)
Disposition of Black Fox Complex and Cerro del Gallo project	(484,165)
End of period	680,410	744,569
Mining properties and leases [Member]
Statement [Line Items]
Beginning of period	388,630
End of period	85,442	388,630
Mining properties and leases [Member] | Cost [Member]
Statement [Line Items]
Beginning of period	1,005,056	948,182
Additions	32,876	55,788
Reclassifications		1,086
Assets derecognized	0	0
Disposition of Black Fox Complex and Cerro del Gallo project	(456,856)
End of period	581,076	1,005,056
Mining properties and leases [Member] | Accumulated depreciation and depletion [Member]
Statement [Line Items]
Beginning of period	616,426	355,893
Depreciation and depletion	7,162	31,046
Reclassifications		1,487
Impairment charge	284,972	228,000
Assets derecognized	0	0
Disposition of Black Fox Complex and Cerro del Gallo project	(412,926)
End of period	495,634	616,426
Land and buildings [Member]
Statement [Line Items]
Beginning of period	65,442
End of period	16,466	65,442
Land and buildings [Member] | Cost [Member]
Statement [Line Items]
Beginning of period	90,402	78,198
Additions	4,409	8,256
Reclassifications		3,948
Assets derecognized	0	0
Disposition of Black Fox Complex and Cerro del Gallo project	(18,579)
End of period	76,232	90,402
Land and buildings [Member] | Accumulated depreciation and depletion [Member]
Statement [Line Items]
Beginning of period	24,960	16,945
Depreciation and depletion	1,999	3,247
Reclassifications		4,768
Impairment charge	48,311	0
Assets derecognized	0	0
Disposition of Black Fox Complex and Cerro del Gallo project	(15,504)
End of period	59,766	24,960
Plant, equipment and vehicles [Member]
Statement [Line Items]
Beginning of period	108,878
End of period	17,191	108,878
Plant, equipment and vehicles [Member] | Cost [Member]
Statement [Line Items]
Beginning of period	212,061	191,825
Additions	6,332	30,536
Reclassifications		(5,279)
Assets derecognized	(8,180)	(5,021)
Disposition of Black Fox Complex and Cerro del Gallo project	(68,012)
End of period	142,201	212,061
Plant, equipment and vehicles [Member] | Accumulated depreciation and depletion [Member]
Statement [Line Items]
Beginning of period	103,183	91,198
Depreciation and depletion	19,257	22,942
Reclassifications		(6,261)
Impairment charge	65,538	0
Assets derecognized	(7,233)	(4,696)
Disposition of Black Fox Complex and Cerro del Gallo project	(55,735)
End of period	125,010	103,183
Construction in progress [Member]
Statement [Line Items]
Beginning of period	14,970
End of period	5,951	14,970
Construction in progress [Member] | Cost [Member]
Statement [Line Items]
Beginning of period	14,970	35,949
Additions	(8,093)	(21,218)
Reclassifications		239
Assets derecognized	0	0
Disposition of Black Fox Complex and Cerro del Gallo project	(926)
End of period	5,951	14,970
Construction in progress [Member] | Accumulated depreciation and depletion [Member]
Statement [Line Items]
Beginning of period	0	0
Depreciation and depletion	0	0
Reclassifications		0
Impairment charge	0	0
Assets derecognized	0	0
Disposition of Black Fox Complex and Cerro del Gallo project	0
End of period	$ 0	$ 0